Average Annual Total Returns - Voya Emerging Markets Local Currency Debt Fund	Class P 1 Yr	Class P 5 Yrs	Class P 10 Yrs	Class P Since Inception	Class P Inception Date	Class P After tax on distributions 1 Yr	Class P After tax on distributions 5 Yrs	Class P After tax on distributions 10 Yrs	Class P After tax on distributions Since Inception	Class P After tax on distributions with sale 1 Yr	Class P After tax on distributions with sale 5 Yrs	Class P After tax on distributions with sale 10 Yrs	Class P After tax on distributions with sale Since Inception	J.P. Morgan GBI EM Global Diversified 1 Yr		J.P. Morgan GBI EM Global Diversified 5 Yrs		J.P. Morgan GBI EM Global Diversified 10 Yrs	J.P. Morgan GBI EM Global Diversified Since Inception
Total	0.86%	5.11%		(0.16%)	Aug. 06, 2012	0.31%	4.19%		(1.07%)	0.46%	3.39%		(0.60%)	2.69%	[1]	6.72%	[1]	[1]	0.74%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.